JOINT VENTURE	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
JOINT VENTURE

NOTE 9 – JOINT VENTURE

On September 9, 2022, the Company entered into a Joint Venture Agreement with Neural Signals Inc, (“NSI”), for the purpose of developing, marketing and selling products and services based on the patents issued to NSI. The parties established the Joint Venture, Neural Logistics Inc., under a separate entity to conduct business. The Company has 50% ownership in NSI. The Company determined that the investment was accounted for as an equity investment under ASC 323-10-30-2.

During the year ended December 31, 2024, the Company contributed $0 to the joint venture and recorded a loss on the equity investment of $0. During the year ended December 31, 2023, the Company contributed $113,125 to the joint venture and recorded a loss on the equity investment of $159,849.